Related Party Transactions (Details) - Schedule of sales to related parties - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Related Party Transactions (Details) - Schedule of sales to related parties [Line Items]
Total revenue from related parties	$ 22,129,316	$ 22,775,332	$ 4,342,557
Tokyo Lifestyle Limited [Member]
Related Party Transactions (Details) - Schedule of sales to related parties [Line Items]
Total revenue from related parties	22,047,156	22,766,429	4,263,196
Seihinkokusai [Member]
Related Party Transactions (Details) - Schedule of sales to related parties [Line Items]
Total revenue from related parties	22,092	8,246	19,554
Shintai Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of sales to related parties [Line Items]
Total revenue from related parties	1,347	657	59,807
Palpito [Member]
Related Party Transactions (Details) - Schedule of sales to related parties [Line Items]
Total revenue from related parties	52,214
Takuetsu Kokusai Co., Ltd.[Member]
Related Party Transactions (Details) - Schedule of sales to related parties [Line Items]
Total revenue from related parties	$ 6,507